Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($) debtor		Dec. 31, 2019 USD ($) debtor	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Loans receivables from related parties		$ 8		$ 521
Trade receivables		30,909		23,767
Cash and cash equivalents	$ 40,898	84,557	[1]	17,565	$ 99,912	$ 52,490	$ 17,105	$ 3,073
Impairment allowance		0		0
As previously reported
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Cash and cash equivalents		84,557		$ 17,565
Credit risk
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Loans receivables from related parties	282	8
Trade receivables	62,274	30,719
Cash and cash equivalents	40,898	84,557
Impairment allowance	$ 0	0
Credit risk | As previously reported
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Loans receivables from related parties		8
Trade receivables		30,909
Cash and cash equivalents		$ 84,557
Credit risk | Customer concentration risk
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Term of payments		3 months
Trade and other receivables | Credit risk | Customer concentration risk
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Risk concentration	40.00%	28.00%
Trade and other receivables | Credit risk | Customer concentration risk | Largest Debtor
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Risk concentration		28.00%		33.00%
Number of largest debtors | item	3
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Risk concentration	76.00%	73.00%		75.00%
Number of largest debtors | debtor		3		3
Trade receivables | Credit risk
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Term of payments	3 months

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).